Balance Sheets (Unaudited) (Parenthetical) - $ / shares	May 31, 2022	Aug. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Outstanding	44,086,091	40,433,399
Common Stock, Shares, Issued	44,086,091	40,433,399
Common Stock, Shares, Outstanding		40,433,399